INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials	$ 976,374	$ 2,405,734
Work-in-process	5,759,153	4,598,613
Finished goods	8,399,995	17,171,762
Total	15,135,522	24,176,109
Inventory write-down	$ 14,821,620	$ 14,252,701